Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000137888 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137888 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137888 | United States Treasury Bill, 3.57, 2026-05-07
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.59, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.63, 2026-05-21
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.62, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.61, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.46, 2026-07-16
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137888 | United States Treasury Bill, 3.49, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137889 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137889 | United States Treasury Bill, 3.57, 2026-05-07
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.59, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.63, 2026-05-21
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.62, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.61, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.46, 2026-07-16
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137889 | United States Treasury Bill, 3.49, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137890 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137890 | United States Treasury Bill, 3.57, 2026-05-07
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.59, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.63, 2026-05-21
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.62, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.61, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.46, 2026-07-16
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137890 | United States Treasury Bill, 3.49, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225122 | United States Treasury Bill, 3.37, 2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.46, 2026-05-21
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.49, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.55, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.57, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.59, 2026-06-18
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225122 | United States Treasury Bill, 3.63, 2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225125 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225125 | Weyerhaeuser Company, 4.75, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225125 | Marriott International, Inc., 3.125, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225125 | Morgan Stanley, 5.652, 2028-04-13
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Energy Transfer, L.P., 6.05, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | RTX Corporation, 5.75, 2026-11-08
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225125 | Citibank NA, 4.439, 2027-05-29
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225125 | Conagra Brands, Inc., 5.3, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225125 | Hyundai Capital America, 4.638, 2027-03-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225125 | Hewlett Packard Enterprise Company, 4.627, 2028-03-23
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209835 | Weyerhaeuser Company, 4.75, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Marriott International, Inc., 3.125, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209835 | Energy Transfer, L.P., 6.05, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209835 | Amazon.com, Inc., 4.09, 2028-03-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Keurig Dr Pepper, Inc., 4.245, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Westinghouse Air Brake Technologies Corporation, 3.45, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Oracle Corporation, 2.65, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209835 | TD SYNNEX Corporation, 1.75, 2026-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209835 | Kraft Heinz Foods Company, 3, 2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209835 | Cabot Corporation, 3.4, 2026-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209835 | Health Care00287YEC9
Holdings [Line Items]
Percent of Total Investments	98.00%
C000209835 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209836 | Weyerhaeuser Company, 4.75, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Marriott International, Inc., 3.125, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209836 | Energy Transfer, L.P., 6.05, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209836 | Amazon.com, Inc., 4.09, 2028-03-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Keurig Dr Pepper, Inc., 4.245, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Westinghouse Air Brake Technologies Corporation, 3.45, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Oracle Corporation, 2.65, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209836 | TD SYNNEX Corporation, 1.75, 2026-08-09
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209836 | Kraft Heinz Foods Company, 3, 2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209836 | Cabot Corporation, 3.4, 2026-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209836 | Health Care00287YEC9
Holdings [Line Items]
Percent of Total Investments	98.00%
C000209836 | Cash & Equivalent261908107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%